Loans to Customers at Amortized Cost - Sale or transfer of credits from the loans to customers (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Carrying amount	$ 12,420	$ 22,567	$ 33,681
Allowances released		(958)	(11,595)
Sale price	12,420	21,876	24,149
Effect on income (loss) gain		267	2,063
Sale of outstanding loans [Member]
Disclosure of financial assets [line items]
Carrying amount	12,420	22,567	33,681
Allowances released		(958)	(11,595)
Sale price	12,420	21,876	24,126
Effect on income (loss) gain		267	2,040
Sale of write-off loans [Member]
Disclosure of financial assets [line items]
Carrying amount
Allowances released
Sale price			23
Effect on income (loss) gain			$ 23